Investment Securities, Concentrations (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Federal Home Loan Mortgage Corporation [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	$ 112,564
Fair Value	111,183
Federal National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	260,882
Fair Value	257,386
Government National Mortgage Association [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	68,921
Fair Value	67,059
Small Business Administration [Member]
Securities Held in Available for Sale and Held to Maturity Portfolios that Represent Greater than 10% of Shareholders Equity [Abstract]
Amortized Cost	50,000
Fair Value	$ 49,414